SUPPLEMENTAL BALANCE SHEET DISCLOSURES (10k specific)	12 Months Ended
Dec. 31, 2010
SUPPLEMENTAL BALANCE SHEET DISCLOSURES
SUPPLEMENTAL BALANCE SHEET DISCLOSURES
NOTE 3 – SUPPLEMENTAL BALANCE SHEET DISCLOSURES

Accounts and Notes Receivable, Net: As of December 31, 2010 and 2009, we had the following accounts and notes receivable outstanding in the accompanying Consolidated Balance Sheets:

	December 31,
(In millions)	2010	2009
Receivables from vendors and service providers, net	$291.0	$247.5
Trade accounts receivable	57.6	49.1
Other receivables	30.3	27.7
Allowance for doubtful accounts	(1.4)	(1.8)
Accounts and notes receivable, net	$377.5	$322.5

Receivables from vendors and service providers relate to earned wireless activation commissions, rebates, residual income, promotions, marketing development funds and other payments from our third-party service providers and product vendors, after taking into account estimates for service providers' customer deactivations and non-activations, which are factors in determining the amount of wireless activation commissions and residual income earned.

The change in the allowance for doubtful accounts is as follows:

	December 31,
(In millions)	2010	2009	2008
Balance at the beginning of the year	$1.8	$1.5	$2.5
Provision for bad debts included in selling,
general and administrative expense	0.1	0.4	0.6
Uncollected receivables written off, net	(0.5)	(0.1)	(1.6)
Balance at the end of the year	$1.4	$1.8	$1.5

Other Current Assets, Net:

	December 31,
(In millions)	2010	2009
Deferred income taxes	$61.4	$68.8
Other	46.7	45.6
Total other current assets, net	$108.1	$114.4

Property, Plant and Equipment, Net:

	December 31,
(In millions)	2010	2009
Land	$2.4	$2.4
Buildings	55.7	55.2
Furniture, fixtures, equipment and software	673.5	663.2
Leasehold improvements	362.8	360.9
Total PP&E	1,094.4	1,081.7
Less accumulated depreciation and amortization	(820.1)	(799.4)
Property, plant and equipment, net	$274.3	$282.3

Other Assets, Net:

	December 31,
(In millions)	2010	2009
Notes receivable	$9.6	$10.0
Deferred income taxes	45.9	53.1
Other	25.7	29.3
Total other assets, net	$81.2	$92.4

Accrued Expenses and Other Current Liabilities:

	December 31,
(In millions)	2010	2009
Payroll and bonuses	$60.0	$68.7
Insurance	65.0	75.9
Sales and payroll taxes	41.4	41.9
Rent	36.5	36.8
Advertising	26.9	31.4
Gift card deferred revenue	19.5	19.4
Other	68.7	86.6
Total accrued expenses and other current liabilities	$318.0	$360.7

Other Non-Current Liabilities:

	December 31,
(In millions)	2010	2009
Deferred compensation	$34.6	$33.1
Liability for unrecognized tax benefits	36.6	35.1
Other	21.8	30.5
Total other non-current liabilities	$93.0	$98.7